SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Results
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$2,464	$2,417	$396	$—
Net investment income, including reinsurance funds withheld	5,453	444	207	314
Segment revenues(1)(2)	7,917	2,861	603	314	$11,695
Policyholder benefits, net	(2,359)	(1,706)	(340)	—
Interest sensitive contract benefits, excluding index credits	(2,050)	—	(6)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(919)	(437)	(38)	—
Other insurance and reinsurance expenses(3)	(411)	—	—	—
Operating expenses, excluding transactions costs	(515)	(319)	(66)	(113)
Interest expense	—	—	—	(344)
Income tax expense, net	—	—	—	(373)
Segment DOE	$1,663	$399	$153	$(516)	$1,699
Depreciation and amortization expenses					(233)
Deferred income tax recovery relating to basis and other changes					269
Transaction costs					(104)
Mark-to-market losses on investments, including reinsurance funds withheld					(51)
Mark-to-market losses on insurance contracts and other net assets					(717)
Net income					$863
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(1)For the year ended December 31, 2025, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) and are inclusive of “Other reinsurance expenses” arising from our reinsurance assumed business on the statements of operations. See Note 19 for the details of market risk benefits and Note 12 for the details of our reinsurance assumed business.

FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$5,377	$2,964	$649	$—
Net investment income, including reinsurance funds withheld	3,792	442	368	210
Segment revenues(1)(2)	9,169	3,406	1,017	210	$13,802
Policyholder benefits, net	(5,413)	(2,092)	(507)	—
Interest sensitive contract benefits, excluding index credits	(1,338)	—	(53)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(598)	(602)	(37)	—
Other insurance and reinsurance expenses(3)	(189)	—	—	—
Operating expenses, excluding transactions costs	(365)	(451)	(214)	(64)
Interest expense	—	—	—	(344)
Income tax recovery (expense), net	(46)	2	(12)	(105)
Segment DOE	$1,220	$263	$194	$(303)	$1,374
Depreciation and amortization expenses					(135)
Deferred income tax recovery relating to basis and other changes					195
Transaction costs					(213)
Mark-to-market gains on investments, including reinsurance funds withheld					283
Mark-to-market losses on insurance contracts and other net assets					(257)
Net income					$1,247

FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,520	$2,236	$794	$—
Net investment income, including reinsurance funds withheld	1,557	225	363	124
Segment revenues(1)(2)	3,077	2,461	1,157	124	$6,819
Policyholder benefits, net	(1,718)	(1,566)	(622)	—
Interest sensitive contract benefits, excluding index credits	(672)	—	(66)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(95)	(493)	(44)	—
Other insurance and reinsurance expenses(3)	104	—	—	—
Operating expenses, excluding transactions costs	(110)	(309)	(222)	(65)
Interest expense	—	—	—	(193)
Income tax recovery (expense), net	9	(9)	(5)	2
Segment DOE	$595	$84	$198	$(132)	$745
Depreciation and amortization expenses					(30)
Deferred income tax expense relating to basis and other changes					(14)
Transaction costs					(40)
Mark-to-market gains on investments, including reinsurance funds withheld					36
Mark-to-market gains on insurance contracts and other net assets					100
Net income					$797
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(1)For the years ended December 31, 2024 and 2023, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) and are inclusive of “Other reinsurance expenses” arising from our reinsurance assumed business on the statements of operations. See Note 19 for the details of market risk benefits and Note 12 for the details of our reinsurance assumed business.
In addition to DOE, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and equity attributable to each segment.

AS OF DEC. 31, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$125,612	$12,780	$8,736	$10,053	$157,181
Liabilities	116,549	8,936	7,608	6,171	139,264
Equity	9,063	3,844	1,128	3,882	17,917

AS OF DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$112,931	$14,269	$7,708	$5,045	$139,953
Liabilities	105,724	9,574	6,510	5,069	126,877
Equity	7,207	4,695	1,198	(24)	13,076

Schedule of Segment Non-current Assets
The following table shows the breakdown of total assets by jurisdiction.

AS OF DEC. 31 US$ MILLIONS	2025	2024
United States	$141,613	$130,051
Canada	5,582	5,238
Bermuda and other	9,986	4,664
Total assets	$157,181	$139,953

Schedule of Total Revenue by Jurisdiction
The breakdown of total revenue by jurisdiction follows.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
United States	$10,366	$10,436	$5,545
Canada	552	2,607	653
Bermuda	414	249	422
Other(1)	303	811	292
Total revenue	$11,635	$14,103	$6,912
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(1)No other country greater than 10%.